Long-term loan (Narrative) (Details)	12 Months Ended
	Oct. 31, 2022 CAD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2021 CAD ($)	Oct. 31, 2021 USD ($)
Disclosure Of Detailed Information About Loan From Government [Line Items]
Long-term loan	$ 60,000	$ 43,796	$ 60,000	$ 48,243
Canada Emergency Business Account ("CEBA") program [Member]
Disclosure Of Detailed Information About Loan From Government [Line Items]
Long-term loan	$ 60,000	43,796	$ 60,000	$ 48,243
Maturity date	December 31, 2025
Amount of loan forgiveness if repaying balance loan before December 31, 2023	$ 20,000	$ 14,599
Term loan interest rate per annum	5.00%	5.00%